CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenue	$ 2,638,024	$ 2,491,325	$ 2,388,211
Cost of services	1,224,459	1,113,289	1,057,008
SELLING, GENERAL AND ADMINISTRATIVE EXPENSES	935,390	909,908	911,022
OPERATING INCOME	478,175	468,128	420,181
OTHER INCOME (EXPENSE):
Interest income	408	447	255
Interest expense	(271,951)	(269,863)	(305,528)
Other, net	977	5,815	5,872
Other expense	(270,566)	(263,601)	(299,401)
INCOME BEFORE INCOME TAX EXPENSE	207,609	204,527	120,780
INCOME TAX EXPENSE	82,068	77,034	60,476
NET INCOME	$ 125,541	$ 127,493	$ 60,304
Proforma earnings per common share (unaudited):
Basic common	$ 1.61
Diluted common	$ 1.57
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING:
Basic	61,528	10,989	10,994
Diluted	63,523	10,989	10,994
Class L Common Stock
EARNINGS (LOSS) PER COMMON SHARE:
Basic		$ 17.18	$ 17.07
Diluted		$ 16.48	$ 16.37
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING:
Basic		9,984	9,975
Diluted		10,408	10,399
Common Class A
EARNINGS (LOSS) PER COMMON SHARE:
Basic	$ 2.04	$ (4.01)	$ (10.00)
Diluted	$ 1.98	$ (4.01)	$ (10.00)
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING:
Basic	61,528	10,989	10,994
Diluted	63,523	10,989	10,994